Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate to (Benefit) Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Rate Reconciliation [Line Items]
Income tax expense at statutory rate	$ 18,525	[1]	$ 25,680	[1]	$ 14,240	[1]
Foreign tax rate differential	(2,926)	[2]	(12,682)	[2]	(6,717)	[2]
Dutch tax ruling - innovation box regime	11,449		22,616		(2,224)
Dutch tax ruling - additional tax benefit	(4,325)				(3,623)
Non-deductible expenses	2,930		2,075		4,170
Valuation allowance	(684)		(187)		5,512
Provision to return	(3,171)	[3]	2,788	[3]	981	[3]
Other	(2,219)		(1,284)		(1,198)
Income tax provision	$ 19,579		$ 39,006		$ 11,141

[1]	The statutory rate was 25% in 2012, 2013 and 2014.
[2]	The decrease in the foreign tax rate differential is the result of the transfer of the Company's e-commerce operations from Cyprus to the Netherlands, effective January 1, 2014.
[3]	During 2014, the Company filed its 2012 Dutch tax return and 2013 US federal and state tax returns which resulted in provision to return differences primarily related to the deductibility of the IPO costs incurred in the Netherlands and the deductibility of executive compensation in the US.